INVESTMENTS IN AFFILIATED AND OTHER COMPANIES	12 Months Ended
Dec. 31, 2019
Equity Method Investments and Joint Ventures [Abstract]
INVESTMENTS IN AFFILIATED AND OTHER COMPANIES
NOTE 5	-	INVESTMENTS IN AFFILIATED AND OTHER COMPANIES

A.	Investment in affiliated companies

	US dollars
	December 31,
(in thousands)	2019	2018
Bringg (*)	1,562	4,823
Lumax	104	49
	1,666	4,872

(*)	Bringg Delivery Technologies Ltd ("Bringg"). is an Israeli start-up company developing solutions for management of mobile/field workforce

B.	Investment in other companies

During the years 2018-2019, the company made additional investments in three Israeli companies, two of the investments were in Israeli startups (engaged in mobile and visual app development).

The total investments in such companies were US$ 0.2 and US$ 1.2 million during the years ended December 31,2019 and 2018, respectively.